Commitments And Contingencies (Details) $ in Thousands	1 Months Ended							12 Months Ended
	Jul. 31, 2020 claim	May 31, 2020 item	Apr. 30, 2020 claim	Feb. 29, 2020 item	Mar. 31, 2017 item	Dec. 31, 2015 item	Aug. 31, 2015 item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)	Oct. 31, 2019 USD ($)
Commitments and Contingencies [Line Items]
Accrued costs | $								$ 1,081	$ 563
Rent expense | $									500
Attorney fees | $								413	413
Germany [Member]
Commitments and Contingencies [Line Items]
Accrued costs | $								370		$ 330
Statutory fees and costs | $								$ 370	$ 110
ParkerVision vs. Qualcomm and HTC [Member]
Commitments and Contingencies [Line Items]
Claim construction | claim			7
Number of petitions | claim			10
ParkerVision vs. Qualcomm, Inc. [Member]
Commitments and Contingencies [Line Items]
Number of petitions							10
Number of petitions outstanding					6
Number of patents allegedly infringed upon seeking invalidation							3
Number of patents allegedly infringed upon							11
Number of patents found infringed upon					3
Number of patents found not infringed upon					2
ParkerVision v. Apple and Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Claim construction | claim	2
Number of additional patents allegedly infringed upon						4
ParkerVision v. Apple (Munich, Germany) Apple I Case [Member]
Commitments and Contingencies [Line Items]
Attorney fees | $											$ 60
ParkerVision V. Intel (Western District of Texas) [Member]
Commitments and Contingencies [Line Items]
Number of patents allegedly infringed upon		2		8
ParkerVision v. TCL Technology Group Corp (Central District of California) [Member]
Commitments and Contingencies [Line Items]
Number of additional patents allegedly infringed upon		9
Corporate Office [Member] | Jacksonville Florida [Member]
Commitments and Contingencies [Line Items]
Lease End Date								Jul. 31, 2019
Wireless Design Facility [Member] | Lake Mary Florida [Member]
Commitments and Contingencies [Line Items]
Lease End Date								Nov. 30, 2022
Warehouse And Production Facility [Member] | Jacksonville Florida [Member]
Commitments and Contingencies [Line Items]
Lease End Date								Jul. 31, 2020